Natural gas and liquids sales (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of natural gas and liquids sales [Abstract]
Natural gas sales	CAD 207,623	CAD 145,878
Natural gas liquids sales	24,141	16,055
Total natural gas and liquids sales	CAD 231,764	CAD 161,933